THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS (Details) (USD $)	4 Months Ended	12 Months Ended		12 Months Ended			5 Months Ended	12 Months Ended	1 Months Ended		5 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 theatre Screen	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Eight theatres and vacant restaurant space theatre	Dec. 31, 2013 Four closed theatres theatre Screen	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor	Jul. 31, 2012 Predecessor Canada Screen	Aug. 30, 2012 Predecessor One closed theatre Canada theatre	Aug. 30, 2012 Predecessor One closed theatre Canada Screen
THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS
Number of theatres		3			8
Remaining terms of obligation under the long-term lease commitments for theatres closed				14 years
Aggregate annual base rents under the long-term lease commitments		$ 9,744,000
Base rents under the long-term lease commitments over remaining terms		69,489,000
A rollforward of reserves for theatre and other closure
Beginning balance	62,935,000	61,344,000					65,471,000	73,852,000
Theatre and other closure expense-continuing operations	2,381,000	5,823,000					4,191,000	7,449,000
Theatre and other closure expense-discontinued operations							7,562,000
Transfer of lease liability	994,000	(53,000)					(697,000)	571,000
Net book value of abandoned and other property dispositions								(485,000)
Foreign currency translation adjustment	405,000	(286,000)					(38,000)	(511,000)
Cash payments	(5,371,000)	(11,665,000)					(13,554,000)	(15,405,000)
Ending balance	61,344,000	55,163,000					62,935,000	65,471,000
Number of theatres closed						4				1
Number of screens in theatres		33				29			134		20
Payment made to the landlord to terminate the lease agreement											$ 7,562,000
Future lease obligations discount rate (as a percent)			7.55%	9.00%